Goodwill and other intangible assets - Schedule of Movements in Other Intangible Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, Beginning balance	€ 16,572	€ 21,889
Other intangible assets, Ending balance	18,421	16,572	€ 21,889
Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, Beginning balance	71,381	70,781	58,685
Changes in scope of consolidation	4,083		10,523
Acquisitions and other increases	849	475	634
Disposals and other decreases	(333)	(855)	(1,039)
Currency translation differences	(3,558)	985	1,985
Transfers	0	(5)	(7)
Other intangible assets, Ending balance	72,422	71,381	70,781
Accumulated depreciation and impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, Beginning balance	(54,809)	(48,892)	(45,605)
Disposals and other decreases	321	697	944
Currency translation differences	2,649	(687)	(1,206)
Transfers	0	1	8
Amortization expense	(1,832)	(2,301)	(2,303)
Impairment losses, net of reversals	(330)	(3,627)	(730)
Other intangible assets, Ending balance	(54,001)	(54,809)	(48,892)
Acquired R&D
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, Beginning balance	2,334	4,744
Other intangible assets, Ending balance	6,092	2,334	4,744
Acquired R&D | Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, Beginning balance	5,730	7,422	3,679
Changes in scope of consolidation	3,951		3,632
Acquisitions and other increases	654	272	367
Disposals and other decreases	(44)	(236)	(44)
Currency translation differences	(593)	86	218
Transfers	(98)	(1,814)	(430)
Other intangible assets, Ending balance	9,600	5,730	7,422
Acquired R&D | Accumulated depreciation and impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, Beginning balance	(3,396)	(2,678)	(2,204)
Disposals and other decreases	44	158	36
Currency translation differences	158	(31)	(54)
Transfers	14	2	0
Amortization expense	0	0	0
Impairment losses, net of reversals	(328)	(847)	(456)
Other intangible assets, Ending balance	(3,508)	(3,396)	(2,678)
Products, trademarks and other rights
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, Beginning balance	13,639	16,572
Other intangible assets, Ending balance	11,729	13,639	16,572
Products, trademarks and other rights | Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, Beginning balance	63,953	61,800	53,638
Changes in scope of consolidation	132		6,889
Acquisitions and other increases	58	19	16
Disposals and other decreases	(243)	(569)	(920)
Currency translation differences	(2,926)	889	1,757
Transfers	100	1,814	420
Other intangible assets, Ending balance	61,074	63,953	61,800
Products, trademarks and other rights | Accumulated depreciation and impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, Beginning balance	(50,314)	(45,228)	(42,476)
Disposals and other decreases	232	488	840
Currency translation differences	2,460	(648)	(1,146)
Transfers	(14)	(2)	6
Amortization expense	(1,707)	(2,167)	(2,188)
Impairment losses, net of reversals	(2)	(2,757)	(264)
Other intangible assets, Ending balance	(49,345)	(50,314)	(45,228)
Software
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, Beginning balance	599	573
Other intangible assets, Ending balance	600	599	573
Software | Gross value
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, Beginning balance	1,698	1,559	1,368
Changes in scope of consolidation	0		2
Acquisitions and other increases	137	184	251
Disposals and other decreases	(46)	(50)	(75)
Currency translation differences	(39)	10	10
Transfers	(2)	(5)	3
Other intangible assets, Ending balance	1,748	1,698	1,559
Software | Accumulated depreciation and impairment
Disclosure of detailed information about intangible assets [line items]
Other intangible assets, Beginning balance	(1,099)	(986)	(925)
Disposals and other decreases	45	51	68
Currency translation differences	31	(8)	(6)
Transfers	0	1	2
Amortization expense	(125)	(134)	(115)
Impairment losses, net of reversals	0	(23)	(10)
Other intangible assets, Ending balance	€ (1,148)	€ (1,099)	€ (986)